Commitments And Contingent Liabilities (Schedule Of The Aggregate Amount Of Payments For Commitments Outstanding) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
2013	¥ 289,494
2014	30,353
2015	22,805
2016	1,765
2017	812
Thereafter	609
Total	¥ 345,838